Financial liabilities - Disclosure of reconciliation of debt instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in financial instruments, Liabilities
Perimeter	€ 364
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of period	253,893	€ 252,765
Perimeter	4,874	0
Issuances or placements	59,911	37,180
Repurchases or redemptions	(53,295)	(32,874)
Exchange rate and other adjustments	4,055	(12,180)
Balance at end of period	269,438	244,891
Subordinated
Changes in financial instruments, Liabilities
Balance at beginning of period	28,859	35,461
Perimeter	5	0
Issuances or placements	2,696	278
Repurchases or redemptions	(1,655)	(3,147)
Exchange rate and other adjustments	1,006	(1,641)
Balance at end of period	30,911	30,951
Bonds and debentures and subordinated liabilities
Changes in financial instruments, Liabilities
Balance at beginning of period	282,752	288,226
Perimeter	4,879	0
Issuances or placements	62,607	37,458
Repurchases or redemptions	(54,950)	(36,021)
Exchange rate and other adjustments	5,061	(13,821)
Balance at end of period	€ 300,349	€ 275,842